S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Dec. 10, 2025 USD ($) $ / shares shares
M. Klein & Associates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 30,000
Churchill Sponsor XI LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 600,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Class B Ordinary Shares [Member] | Churchill Sponsor XI LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	11,500,000
Underwriters [Member] | Churchill Sponsor XI LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,500,000
Private Placement Units [Member] | Churchill Sponsor XI LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 5,000,000
Securities Issued or to be Issued, Shares (in Shares) | shares	500,000
Working Capital Loans [Member] | Churchill Sponsor XI LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10